Impairment and onerous contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment and onerous contracts
Onerous contracts provision	$ 393		$ 257
Non-current assets
Impairment and onerous contracts
Impairment loss	184	$ 271	917
Onerous contracts
Impairment and onerous contracts
Impairment loss	393		257
Non-current assets and onerous contracts
Impairment and onerous contracts
Impairment loss	$ 577	271	1,174
Minimum
Impairment and onerous contracts
Post tax discount rate for future cashflows	6.00%
Maximum
Impairment and onerous contracts
Post tax discount rate for future cashflows	10.00%
Ferrous minerals
Impairment and onerous contracts
Goodwill	$ 1,841
Goodwill impairment	0
Nickel CGU
Impairment and onerous contracts
Goodwill	1,812
Goodwill impairment	0
Iron ore | North system
Impairment and onerous contracts
Reversal of impairment loss			(160)
Coal | Australia
Impairment and onerous contracts
Impairment loss			27
Base metals | Stobie
Impairment and onerous contracts
Impairment loss		133
Base metals | Newfoundland (VNL)
Impairment and onerous contracts
Impairment loss			631
Base metals | Vale Nouvelle Caledonie S.A.S.
Impairment and onerous contracts
Impairment loss			284
Base metals | Onca Puma
Impairment and onerous contracts
Impairment loss	0
Several segments | Other assets
Impairment and onerous contracts
Impairment loss	$ 184	$ 138	$ 135